Note 3 - Critical Accounting Judgements and Estimates	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of accounting judgements and estimates [text block]
3.	Critical accounting judgements and estimates

In preparing the consolidated financial statements, the directors are required to make judgements in applying the Group’s accounting policies and in making estimates and making assumptions about the future. These estimates could have a significant risk of causing a material adjustment to the carrying value of assets and liabilities in the future financial periods. The critical judgements that have been made in arriving at the amounts recognized in the consolidated financial statements are discussed below.

3.1	IFRS 10 – Consolidated Financial Statements

The objective of the standard is to establish principles for the presentation and preparation of consolidated financial statements when an entity controls one
or more other entities. The Group has assessed whether it controls project companies in which the Group has an interest.

The Group assessed control by reviewing, first, whether the Group had power over the entity, secondly, had exposure, or rights, to variable returns from its involvement with the project, and finally, whether it had the ability to use its power over the investee to affect the amount of the project’s returns. On assessing the three
criteria, all of which must exist, the Group concluded that it did not
in fact have control and elected
not
to consolidate the project companies into the consolidated financial statements of the Group.

3.2	Impairment of non-financial assets

The carrying values of property, plant and equipment, investments and intangible assets other than goodwill are reviewed for impairment only when events indicate the carrying value may
be impaired. Goodwill is tested annually for impairment or when events or changes to circumstances indicate that it might be impaired.

As further disclosed in note
8,
subsequent to year-end,
two
investments were sold for less than carrying values at
March 31, 2018,
indicating an impairment. Accordingly, an impairment was recorded at
March 31, 2018
to reflect to the net realizable value based on the sale proceeds.

During the year ended
March 31, 2018,
two
impairments of goodwill were recorded. To assess impairment, estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time-value of money and risks specific to the related cash-generating unit. Judgement was applied in making estimates and assumptions about the future cash flows, including the appropriateness of discounts rates applied, as further disclosed in note
13.

3.3	Operating profit/(loss)

In preparing the consolidated financial statements of the Group, judgement was applied with respect to those items which are presented on consolidated statement of comprehensive income as included within operating profit/(loss). Those revenues and expenses which are determined to be specifically related to the on-going operating activities of the business are included within operating profit. Expenses or charges to earnings which are not
related to operating activities, are
one
-time costs determined to be
not
representative of the normal trading activities of the business, or that arise from revaluation of assets, are reported below operating profit/(loss).

3.4	Transaction related costs

The transaction related costs were incurred by the business in preparation for the entry onto Nasdaq. The costs incurred were recharged costs from Arowana International Limited including legal, accounting and professional fees in relation to our operations in the United States. The costs by nature are one
-off, and therefore, have
no
bearing on the financial performance of the business. To enable comparability in future periods the costs are disclosed separately on the face on the Statement of Comprehensive Income.

3.5	Income taxes

In recognizing income tax assets and liabilities, management makes estimates of the likely outcome of decisions by tax authorities on transactions and events whose treatment for tax purposes is uncertain. Where the outcome of such matters is different, or expected to be different, from previous assessments made by management, a change to the carrying value of the income tax assets and liabilities will be recorded in the period in which such determination is made. The carrying values of income tax assets and liabilities are disclosed separately in the consolidated Statement of Financial Position.

3.6	Share option reserve

As part of the Initial Public Offering Listing, VivoPower issued an amended and restated unit purchase option (UPO) replacing the options issued by Arowana Inc. The options are viewed as a share-based award granted to Early Bird Capital. The cost of the award is recognized directly in equity and is applied against capital raising costs. As the option holder has the right to receive shares in VivoPower international PLC the share-based payment transaction would be equity settled. The fair value of the options was determined at the grant date, using the Black Scholes Model, and not
remeasured subsequently. As the options have
no
vesting conditions the related expense is recognized immediately.

3. 7	Convertible preference shares and loan notes

As part of the IPO listing process VivoPower acquired Aevitas. The instruments previously issued by Aevitas were restructured to become convertible into VivoPower shares. The company considered IAS
32
paragraph
16
in determining the accounting treatment. The Company has determined the instruments to be treated as equity under the “fixed-for-fixed” rule meaning that both the amount of consideration received/receivable and the number of equity instruments to be issued must be fixed for the instrument to be classified as equity. Both elements are satisfied within the instruments.